Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes	Income Taxes
The effective income tax rate for operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31,
	2024	2023
	%	%
		(Note 6.c)
Income tax expense at statutory Canadian rates	25.0	25.5
Increase (decrease) resulting from:
Rate differential on foreign income	(2.5)	(4.2)
Research and development and other tax credits	(0.8)	(1.0)
Non-deductible expenses and non-taxable income	0.7	0.5
Adjustments to prior year tax returns	(0.1)	0.8
Other	—	0.8
	22.3	22.4

Current income tax expense of $146.2 (2023 - $141.6) are from ongoing operations and major components of deferred income tax recovery are as follows:

	For the year ended December 31,
	2024	2023
	$	$
		(Note 6.c)
Origination and reversal of timing differences	(45.2)	(49.7)
Unrecognized tax losses and temporary differences	2.8	0.3
Change of tax rates	—	4.2
Recovery arising from previously unrecognized tax assets	—	(5.2)
Deferred income tax recovery	(42.4)	(50.4)

Significant components of net deferred tax assets (liabilities) are as follows:

	December 31, 2024	December 31, 2023
	$	$
		(Note 6.c)
Deferred tax assets (liabilities)
Lease liabilities	158.0	152.3
Differences in timing of taxability of revenue and deductibility of expenses	198.7	154.4
Loss and tax credit carryforwards	36.6	33.6
Other	2.9	1.7
Employee defined benefit plan	(16.9)	(14.2)
Carrying value of property and equipment in excess of tax cost	(24.7)	(25.3)
Carrying value of intangible assets in excess of tax cost	(192.8)	(129.5)
Lease assets	(106.1)	(106.8)
	55.7	66.2
The following is a reconciliation of net deferred tax assets (liabilities):

	December 31, 2024	December 31, 2023
	$	$
		(Note 6.c)
Balance, beginning of the year	66.2	10.2
Tax recovery during the year recognized in net income	42.4	50.4
Impact of foreign exchange	3.5	(4.4)
Tax effect on equity items	0.6	8.3
Deferred taxes acquired through business combinations	(57.0)	1.7
Balance, end of the year	55.7	66.2

At December 31, 2024, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below.

	December 31, 2024	December 31, 2023
	$	$
Non-capital tax losses:
Expire (2025 to 2044)	7.2	7.2
Never expire	31.2	41.9
	38.4	49.1
Capital tax losses:
Never expire	7.6	7.7
	46.0	56.8

Deferred tax assets have not been recognized in respect of these temporary differences and losses, as well as foreign tax credits of $4.2 (2023 - $3.9), because they are restricted to certain jurisdictions and cannot be used elsewhere in the Company at this time.

In 2024, Canada enacted the Pillar Two global minimum tax model rules (the "Pillar Two" rules) of the OECD's Inclusive Framework on Base Erosion and Profit Shifting ("BEPS"), effective for reporting periods commencing on or after January 1, 2024. These rules require a top-up tax to be paid in jurisdictions where the effective tax rate of the Company is less than 15%. The Company has completed its assessment of the Pillar Two rules and determined that most entities within the Company have an effective tax rate that exceeds 15% or meet the transitional safe harbor rules, such that no top-up tax would apply. During 2024, the current tax expense arising from the Pillar Two rules was $2.5. The Company will continue to monitor new developments from the legislative impacts, as well as any tax legislative changes in jurisdictions where the Company operates.